Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

July 3, 2008	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Attention: John Grzeskiewicz

Re:	Dreyfus Premier Manager Funds II (File No.: 811-21327)

Ladies and Gentlemen:

On behalf of Dreyfus Premier Manager Funds II (the “Registrant”), transmitted herewith is the Registrant’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”), which reflects a proposal to the shareholders of Dreyfus Premier Balanced Fund (“Balanced Fund”), a series of The Dreyfus/Laurel Funds, Inc., to transfer Balanced Fund’s assets, subject to its liabilities, to Dreyfus Premier Balanced Opportunity Fund, a series of the Registrant (“Acquiring Balanced Fund”) in exchange for shares of Acquiring Balanced Fund. Class A, Class B, Class C, Class I and Class T shareholders of Balanced Fund will receive Class A, Class B, Class C, Class I and Class T shares, respectively, of Acquiring Balanced Fund. The Registrant and The Dreyfus/Laurel Funds, Inc. are both open-end investment companies advised by The Dreyfus Corporation.

Upon consummation of the reorganization, Acquiring Balanced Fund shares received by Balanced Fund will be distributed to Class A, B, C, I and T shareholders of Balanced Fund so that each shareholder would receive a pro rata distribution of Class A, B, C, I and T shares, respectively, of Acquiring Balanced Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Balanced Fund shares as of the date of the reorganization.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Special Meeting of Shareholders of Balanced Fund is currently planned for October 15, 2008. Balanced Fund intends to mail its Prospectus/Proxy to shareholders in August 2008.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens